Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 13,170,519		¥ 14,931,009		¥ 15,888,617
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,170,519		14,931,009		15,888,617
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,190,797		2,307,523		2,394,584
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,415,264		15,205,564		16,145,217
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,787,283		2,059,335		2,100,155
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	8,779,349		10,194,638		11,287,764
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,506,788		2,600,937		2,380,042
Operating segments [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	341,844		350,654		377,256
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	11,838,950		13,570,587		14,609,724
Revenue arising from the other sources	1,331,569	[1]	1,360,422	[1]	1,278,893	[2]
Total	13,170,519		14,931,009		15,888,617
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,784,912		2,049,900		2,097,304
Revenue arising from the other sources	2,371	[1]	9,435	[1]	2,851	[2]
Total	1,787,283		2,059,335		2,100,155
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	8,554,631		9,956,024		11,061,180
Revenue arising from the other sources	12,574	[1]	3,056	[1]	10,937	[2]
Total	8,567,205		9,959,080		11,072,117
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,178,005		1,239,613		1,100,457
Revenue arising from the other sources	1,316,289	[1]	1,347,352	[1]	1,264,898	[2]
Total	2,494,294		2,586,965		2,365,355
Operating segments [member] | External customers [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	321,402		325,050		350,783
Revenue arising from the other sources	335	[1]	579	[1]	207	[2]
Total	321,737		325,629		350,990
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,596,971		1,757,682		1,843,269
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	88,128		77,241		79,297
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,321,329		1,473,552		1,590,032
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	128,265		130,775		86,437
Operating segments [member] | External customers [member] | Japan [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	59,249		76,114		87,503
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	6,052,533		7,094,537		7,500,406
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	197,155		203,822		188,022
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	4,671,998		5,648,818		6,163,120
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,049,739		1,108,827		1,013,987
Operating segments [member] | External customers [member] | North America [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	133,641		133,070		135,277
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	500,536		556,791		647,985
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	146,948		144,392		159,645
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	290,326		359,166		427,347
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	63,262		53,233		60,993
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	3,227,474		3,424,384		3,778,575
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,147,539		1,329,352		1,372,583
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	2,032,469		2,048,588		2,359,557
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1		11		33
Operating segments [member] | External customers [member] | Asia [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	47,465		46,433		46,402
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	461,436		737,193		839,489
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	205,142		295,093		297,757
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	238,509		425,900		521,124
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 17,785		¥ 16,200		¥ 20,608

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.
[2]	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.